PROPERTY AND EQUIPMENT, NET - Schedule of depreciation expense recognition (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 7,626,820	¥ 6,552,068	¥ 4,726,645
Cost of revenues
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	305,688	435,993	1,061,367
Research and development
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	15,812	17,761	26,669
Sales and marketing
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	17,871	38,651	15,231
General and administrative
PROPERTY AND EQUIPMENT, NET
Total depreciation expense	¥ 7,287,449	¥ 6,059,663	¥ 3,623,378